CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (2,773)	$ (8,590)	$ (10,190)	$ (3,180)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	26	12	69	28
Amortization of debt discount and debt issuance costs			15	4,448
Reduction in accounts payable and accrued liabilities from the expiration of statute of limitations	(104)	(230)	(336)
Change in fair value of derivative liabilities	1,176	7,536	4,712	(3,970)
Warrants issued in lieu of cash paid for services	1		27	13
Stock-based compensation	126	150	608	289
Change in assets and liabilities
Accounts receivable	(204)	(28)	20	(109)
Inventory	(109)	(38)	(217)	(33)
Other assets	(6)	(59)	(20)	(9)
Accounts payable	(105)	(138)	(8)	(58)
Deferred revenue	25	379	494	(7)
Accrued expenses	(53)	(223)	(737)	570
Billings in excess of costs and estimated earnings on uncompleted contracts				(241)
Pension obligation	3	13	10	(10)
Total adjustments	776	7,374	4,637	911
Net cash used in operating activities	(1,997)	(1,216)	(5,553)	(2,269)
Cash flows from investing activities
Purchase of property and equipment	(49)	(77)	(181)	(11)
Net cash used in investing activities	(49)	(77)	(181)	(11)
Cash flows from financing activities
Proceeds from issuance of notes payable				1,250
Proceeds from exercised stock options	2		7	4
Proceeds from exercised warrants to purchase stock	16		3,527	655
Dividends paid		(178)	(229)
Repayment of notes payable		(45)	(45)	(1,500)
Proceeds from issuance of common stock and warrants, net				8,544
Net cash provided by (used in) financing activities	18	(223)	3,260	8,953
Effect of exchange rate changes on cash	8	(34)	(74)	(3)
Net decrease in cash and cash equivalents	(2,020)	(1,550)	(2,548)	6,670
Cash and cash equivalents at beginning of period	4,225	6,773	6,773	103
Cash and cash equivalents at end of period	2,205	5,223	4,225	6,773
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Summary of non-cash investing and financing activities:
Reclassification of warrants previously classified as derivative liabilities to additional paid-in capital	626	13,588	13,588
Issuance of common stock warrants securing line of credit borrowing facility	580
Conversion of notes payable and related interest to common stock				5,637
Beneficial conversion feature of convertible debt				188
Warrants issued for intangible asset purchase			87
Contingent royalty payment			72
Acquisition of intangible assets with warrants			(159)
Issuance of common stock pursuant to cashless warrant exercises			704	12
Conversion of preferred stock into common stock				1,599
Reclassification of previously bifurcated conversion option on warrants and preferred stocks				5,672
Warrants issued with notes payable				$ 188